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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: _____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    First Q Capital, LLC
Address: 888 San Clemente Drive, Suite 180
         Newport Beach, California 92660

Form 13F File Number: 28-12239

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph S. Schuchert III
Title: Managing Director
Phone: (949) 720-3000

Signature, Place, and Date of Signing:

/s/ Joseph S. Schuchert III      Newport Beach, California    November 12, 2008
---------------------------      -------------------------    -----------------
       [Signature]                     [City, State]                [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: $172,366
                                        -------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
----------------------------  --------------  ---------  --------  ------------------  ----------  -------- ---------------------
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                 VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER   ---------------------
       NAME OF ISSUER             CLASS         CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION    MGRS    SOLE    SHARED  NONE
----------------------------  --------------  ---------  --------  -------  ---  ----  ----------  -------- -------  ------  ----
Aercap Holdings                    SHS        N00985106     1511    142392   SH           SOLE       NONE    142392
Allegiant Travel Co                COM        01748X102      814     23039   SH           SOLE       NONE     23039
Allied World Assurance             SHS        G0219G203      417     11753   SH           SOLE       NONE     11753
Altra Holdings                     COM        02208R106     9683    656046   SH           SOLE       NONE    656046
American Reprographics             COM        029263100      478     27689   SH           SOLE       NONE     27689
BARE Escentuals                    COM        067511105     1383    127246   SH           SOLE       NONE    127246
Basic Energy                       COM        06985P100      341     15989   SH           SOLE       NONE     15989
Brookdale Senior Living            COM        112463104      497     22616   SH           SOLE       NONE     22616
Builders First Source              COM        12008R107     3722    621408   SH           SOLE       NONE    621408
Burger King Holdings               COM        121208201      433     17622   SH           SOLE       NONE     17622
CB Richard Ellis Group            CL A        12497T101     9098    680450   SH           SOLE       NONE    680450
Cbeyond Inc                        COM        149847105     1446    100514   SH           SOLE       NONE    100514
Celanese Corp                   COM SER A     150870103     5789    207414   SH           SOLE       NONE    207414
Charles River Laboratories         COM        159864107     1855     33400   SH           SOLE       NONE     33400
China Nepstar                 SPONSORED ADR   16943C109      259     52868   SH           SOLE       NONE     52868
Cinemark Holdings                  COM        17243V102      520     38223   SH           SOLE       NONE     38223
CVR Energy Inc.                    COM        12662P108     2697    316600   SH           SOLE       NONE    316600
Deltek Inc                         COM        24784L105      337     55431   SH           SOLE       NONE     55431
Dice Holdings                      COM        253017107      481     67816   SH           SOLE       NONE     67816

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
----------------------------  --------------  ---------  --------  ------------------  ----------  -------- ---------------------
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                 VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER   ---------------------
       NAME OF ISSUER             CLASS         CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION    MGRS    SOLE    SHARED  NONE
----------------------------  --------------  ---------  --------  -------  ---  ----  ----------  -------- -------  ------  ----
Dominos Pizza                      COM        25754A201      494     40668   SH           SOLE       NONE     40668
Dresser-Rand Group                 COM        261608103    10315    327771   SH           SOLE       NONE    327771
Dyncorp Intl                      CL A        26817C101    10079    601400   SH           SOLE       NONE    601400
Energy Solutions              DEPOSITARY SH   292756202     4733    473283   SH           SOLE       NONE    473283
Eurand NV                          SHS        N31010106      600     33026   SH           SOLE       NONE     33026
Exlservice Holdings                COM        302081104      288     32821   SH           SOLE       NONE     32821
Flagstone Reinsurance Hldg.        SHS        G3529T105      412     40118   SH           SOLE       NONE     40118
Genco Shipping & Trading Ltd       SHS        Y2685T107      286      8612   SH           SOLE       NONE      8612
Genpact Ltd                        SHS        G3922B107      343     32966   SH           SOLE       NONE     32966
HHGregg Inc                        COM        42833L108      419     42948   SH           SOLE       NONE     42948
Innophos Hldg                      COM        45774N108     2330     95573   SH           SOLE       NONE     95573
Interline Brands Inc               COM        458743101      501     30903   SH           SOLE       NONE     30903
IPG Photonics                      COM        44980X109      491     25188   SH           SOLE       NONE     25188
J Crew Group                       COM        46612H402      423     14796   SH           SOLE       NONE     14796
Kinetic Concepts                 COM NEW      49460W208     2928    102400   SH           SOLE       NONE    102400
Koppers Hldg                       COM        50060P106     5099    136289   SH           SOLE       NONE    136289
Leap Wireless International      COM NEW      521863308     3014     79100   SH           SOLE       NONE     79100
Lululemon Athletica Inc            COM        550021109      385     16705   SH           SOLE       NONE     16705
Maidenform Brands Inc.             COM        560305104     3331    229600   SH           SOLE       NONE    229600

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
----------------------------  --------------  ---------  --------  ------------------  ----------  -------- ---------------------
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                 VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER   ---------------------
       NAME OF ISSUER             CLASS         CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION    MGRS    SOLE    SHARED  NONE
----------------------------  --------------  ---------  --------  -------  ---  ----  ----------  -------- -------  ------  ----
Medassets Inc                      COM        584045108      530     30806   SH           SOLE       NONE     30806
Mercadolibre                       COM        58733R102      264     12986   SH           SOLE       NONE     12986
Monotype Imaging                   COM        61022P100      460     41352   SH           SOLE       NONE     41352
New York & Co Inc                  COM        649295102     4081    427798   SH           SOLE       NONE    427798
Orbitz Worldwide                   COM        68557K109     8320   1417400   SH           SOLE       NONE   1417400
Pike Electric Corp                 COM        721283109      441     29918   SH           SOLE       NONE     29918
Polypore Intl                      COM        73179V103     5810    270110   SH           SOLE       NONE    270110
Prestige Brands Hldgs Inc          COM        74112D101      389     43821   SH           SOLE       NONE     43821
Pros Hldgs Inc                     COM        74346Y103      377     40099   SH           SOLE       NONE     40099
Regency Energy Partners LP     COM UNITS L P  75885Y107      363     19793   SH           SOLE       NONE     19793
Riskmetrics Group Inc              COM        767735103      473     24193   SH           SOLE       NONE     24193
Rockwood Hldgs                     COM        774415103      339     13202   SH           SOLE       NONE     13202
RSC Holdings Inc                   COM        74972L102     4285    377205   SH           SOLE       NONE    377205
Seagate Technology                 SHS        G7945J104     8222    678400   SH           SOLE       NONE    678400
Sealy Corp                         COM        812139301      550     85064   SH           SOLE       NONE     85064
Solera Hldgs Inc                   COM        83421A104      530     18457   SH           SOLE       NONE     18457
Spirit Aerosystems Hldgs         COM CL A     848574109     5144    320130   SH           SOLE       NONE    320130
Syniverse Hldgs                    COM        87163F106      444     26751   SH           SOLE       NONE     26751

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
----------------------------  --------------  ---------  --------  ------------------  ----------  -------- ---------------------
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                 VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER   ---------------------
       NAME OF ISSUER             CLASS         CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION    MGRS    SOLE    SHARED  NONE
----------------------------  --------------  ---------  --------  -------  ---  ----  ----------  -------- -------  ------  ----
Tempur-Pedic Intl                  COM        88023U101     1274    108328   SH           SOLE       NONE    108328
Transdigm Group Inc                COM        893641100    24995    730220   SH           SOLE       NONE    730220
Validus Hldgs                    COM SHS      G9319H102      554     23833   SH           SOLE       NONE     23833
Verifone Hldgs                     COM        92342Y109    11400    689258   SH           SOLE       NONE    689258
Verso Paper                        COM        92531L108      155     58672   SH           SOLE       NONE     58672
Warner Chilcott                  COM CL A     G9435N108      664     43891   SH           SOLE       NONE     43891
Warner Music Group                 COM        934550104      465     61153   SH           SOLE       NONE     61153
Weight Watchers Intl               COM        948626106     3605     98500   SH           SOLE       NONE     98500